PORTFOLIO OF INVESTMENTS – as of June 30, 2022 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)

Common Stocks – 98.3% of Net Assets

	Aerospace & Defense – 4.8%
3,619,108	Boeing Co. (The)(a)	$494,804,446

	Air Freight & Logistics – 1.8%
1,905,306	Expeditors International of Washington, Inc.	185,691,123

	Automobiles – 2.8%
430,529	Tesla, Inc.(a)	289,926,839

	Beverages – 4.0%
4,392,152	Monster Beverage Corp.(a)	407,152,490

	Biotechnology – 6.0%
455,112	Regeneron Pharmaceuticals, Inc.(a)	269,030,357
1,200,389	Vertex Pharmaceuticals, Inc.(a)	338,257,616

		607,287,973

	Capital Markets – 3.5%
511,354	FactSet Research Systems, Inc.	196,651,408
2,934,305	SEI Investments Co.	158,511,156

		355,162,564

	Entertainment – 5.4%
1,430,896	Netflix, Inc.(a)	250,220,784
3,182,491	Walt Disney Co. (The)(a)	300,427,150

		550,647,934

	Health Care Equipment & Supplies – 1.1%
557,109	Intuitive Surgical, Inc.(a)	111,817,347

	Hotels, Restaurants & Leisure – 4.6%
2,855,894	Starbucks Corp.	218,161,743
1,920,110	Yum China Holdings, Inc.	93,125,335
1,357,002	Yum! Brands, Inc.	154,033,297

		465,320,375

	Interactive Media & Services – 11.8%
185,888	Alphabet, Inc., Class A(a)	405,098,283
162,302	Alphabet, Inc., Class C(a)	355,027,510
2,780,814	Meta Platforms, Inc., Class A(a)	448,406,257

		1,208,532,050

	Internet & Direct Marketing Retail – 7.3%
1,611,000	Alibaba Group Holding Ltd., Sponsored ADR(a)	183,138,480
5,302,100	Amazon.com, Inc.(a)	563,136,041

		746,274,521

	IT Services – 10.0%
1,824,712	Block, Inc.(a)	112,146,800
1,878,337	PayPal Holdings, Inc.(a)	131,183,056
3,961,030	Shopify, Inc., Class A(a)	123,742,577

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – continued
3,336,435	Visa, Inc., Class A	$656,910,687

		1,023,983,120

	Life Sciences Tools & Services – 1.9%
1,024,465	Illumina, Inc.(a)	188,870,367

	Machinery – 1.6%
535,809	Deere & Co.	160,458,721

	Pharmaceuticals – 7.6%
4,245,330	Novartis AG, Sponsored ADR	358,857,745
1,403,378	Novo Nordisk A/S, Sponsored ADR	156,378,411
6,175,558	Roche Holding AG, Sponsored ADR	257,582,524

		772,818,680

	Semiconductors & Semiconductor Equipment – 7.2%
3,260,558	NVIDIA Corp.	494,267,987
1,844,147	QUALCOMM, Inc.	235,571,338

		729,839,325

	Software – 16.9%
1,944,400	Autodesk, Inc.(a)	334,359,024
2,101,099	Microsoft Corp.	539,625,256
5,776,541	Oracle Corp.	403,606,920
2,128,122	Salesforce, Inc.(a)	351,225,255
702,384	Workday, Inc., Class A(a)	98,038,759

		1,726,855,214

	Total Common Stocks (Identified Cost $7,765,088,056)	10,025,443,089

Principal Amount
Short-Term Investments – 1.6%
$168,632,109	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $168,633,748 on 7/01/2022 collateralized by $171,229,000 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $172,004,839 including accrued interest(b) (Identified Cost $168,632,109)	168,632,109

	Total Investments – 99.9% (Identified Cost $7,933,720,165)	10,194,075,198
	Other assets less liabilities – 0.1%	9,030,623

	Net Assets – 100.0%	$10,203,105,821

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$10,025,443,089	$—	$—	$10,025,443,089
Short-Term Investments	—	168,632,109	—	168,632,109

Total	$10,025,443,089	$168,632,109	$—	$10,194,075,198

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2022 (Unaudited)

Software	16.9%
Interactive Media & Services	11.8
IT Services	10.0
Pharmaceuticals	7.6
Internet & Direct Marketing Retail	7.3
Semiconductors & Semiconductor Equipment	7.2
Biotechnology	6.0
Entertainment	5.4
Aerospace & Defense	4.8
Hotels, Restaurants & Leisure	4.6
Beverages	4.0
Capital Markets	3.5
Automobiles	2.8
Other Investments, less than 2% each	6.4
Short-Term Investments	1.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%